Goodwill and Other Intangible Assets	12 Months Ended
Sep. 30, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill And Other Intangible Assets
4. Goodwill and Other Intangible Assets

Included on the Company’s Consolidated Balance Sheets at September 30, 2013, and 2012 are the following intangible assets gross carrying amounts and accumulated amortization:

(Dollars in millions)	2013	2012
Goodwill	$282.9	279.6

Intangible assets with determinable lives:
Patents
Gross carrying amount	$0.9	0.8
Less: accumulated amortization	0.6	0.6
Net	$0.3	0.2

Capitalized software
Gross carrying amount	$32.1	23.0
Less: accumulated amortization	15.3	11.7
Net	$16.8	11.3

Customer Relationships
Gross carrying amount	$64.1	61.4
Less: accumulated amortization	17.9	14.7
Net	$46.2	46.7

Other
Gross carrying amount	$0.4	0.2
Less: accumulated amortization	0.2	0.2
Net	$0.2	—

Intangible assets with indefinite lives:
Trade names	$116.7	118.2

The Company performed its annual evaluation of goodwill and intangible assets for impairment during the fourth quarter of fiscal 2013 and concluded no impairment existed at September 30, 2013, related to continuing operations.

The changes in the carrying amount of goodwill attributable to each business segment for the years ended September 30, 2013, and 2012 are as follows:

(Dollars in millions)	USG	Test	Filtration	Total
Balance as of
September 30, 2011	$216.1	34.8	29.3	280.2
Acquisitions/adjustments	(0.5)	(0.1)	—	(0.6)

Balance as of
September 30, 2012	215.6	34.7	29.3	279.6
Acquisitions/adjustments	1.7	0.3	1.3	3.3

Balance as of
September 30, 2013	$217.3	35.0	30.6	282.9

Amortization expense related to intangible assets with determinable lives was $6.2 million, $5.7 million and $5 million in 2013, 2012 and 2011, respectively. Patents are amortized over the life of the patents, generally 17 years. Capitalized software is amortized over the estimated useful life of the software, generally three to seven years. Customer relationships are generally amortized over twenty years. Intangible asset amortization for fiscal years 2014 through 2018 is estimated at approximately $7 million per year.